CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2022

Shares		Market value

	Real Estate Securities*- 134.5%

	Common Stock - 127.5%

	Australia - 6.0%

830,420	Charter Hall Group	$10,295,674
1,525,133	Dexus	12,540,988
665,063	Goodman Group	11,431,902
5,467,692	Mirvac Group	10,223,822
3,902,508	Scentre Group	8,938,271
9,164,620	Vicinity Centres	12,835,217

		66,265,874

	Belgium - 0.8%

147,379	Shurgard Self Storage SA	9,232,095

	Canada - 3.0%

361,346	Canadian Apartment Properties REIT	15,520,766
818,500	H&R Real Estate Investment Trust	8,551,639
464,200	RioCan Real Estate Investment Trust	9,376,539

		33,448,944

	France - 2.5%

644,677	Klepierre SA	17,344,219
134,991	Unibail-Rodamco-Westfield (a)	10,240,427

		27,584,646

	Germany - 3.2%

157,643	Grand City Properties SA	3,178,258
206,725	LEG Immobilien SE	23,748,672
191,704	Vonovia SE	9,024,652

		35,951,582

	Hong Kong - 6.4%

3,140,000	Hang Lung Properties Ltd.	6,335,011
2,822,570	Link REIT	24,147,942
3,630,000	New World Development Co. Ltd.	14,763,069
11,252,000	Sino Land Co. Ltd.	14,597,686
4,382,000	Swire Properties Ltd.	10,888,694

		70,732,402

	Japan - 10.8%

3,139	Activia Properties, Inc.	10,965,487
7,321	AEON REIT Investment Corp.	9,107,897
1,755,600	Hulic Co. Ltd.	15,925,154
19,687	Japan Metropolitan Fund Investment Corp.	16,706,579
1,720	Kenedix Office Investment Corp.	10,358,970
10,619	LaSalle Logiport REIT	15,328,105
893,000	Mitsui Fudosan Co., Ltd.	19,276,293
5,018	Orix JREIT, Inc.	6,833,989
2,685,592	Tokyu Fudosan Holdings Corp.	14,913,195

		119,415,669

	Mexico - 1.6%

6,890,088	Prologis Property Mexico SA de CV	18,014,702

	Singapore - 4.4%

11,760,444	CapitaLand China Trust	10,514,750

Shares		Market value
	Singapore (continued)

9,348,612	CapitaLand Integrated Commercial Trust	$15,542,452
8,338,000	Keppel REIT	7,516,430
13,053,260	Lendlease Global Commercial REIT	7,474,989
6,281,900	Suntec Real Estate Investment Trust	8,123,046

		49,171,667

	Spain - 0.8%
765,576	Merlin Properties Socimi SA	9,016,447

	Sweden - 2.1%
594,254	Castellum AB	14,876,436
131,216	Catena AB	8,011,450

		22,887,886

	United Kingdom - 4.9%

367,006	Big Yellow Group PLC	7,422,267
1,160,331	Land Securities Group PLC	12,002,054
299,624	Safestore Holdings PLC	5,286,322
1,151,537	Segro PLC	20,400,172
2,696,061	Tritax Big Box REIT PLC	8,583,378

		53,694,193

	United States - 81.0%

112,946	Alexandria Real Estate Equities, Inc.	22,730,382
329,759	American Campus Communities, Inc.	18,456,611
372,093	Apartment Income REIT Corp.	19,892,092
138,979	AvalonBay Communities, Inc.	34,518,214
143,205	Camden Property Trust	23,800,671
413,685	Crown Castle International Corp. (b)	76,366,251
787,830	CubeSmart	40,990,795
389,756	Duke Realty Corp.	22,629,233
67,059	Equinix, Inc. (b)	49,732,296
67,518	Essex Property Trust, Inc. (b)	23,326,119
195,077	Extra Space Storage, Inc. (b)	40,107,831
615,723	Healthcare Trust of America, Inc., Class A	19,296,759
905,867	Host Hotels & Resorts, Inc.	17,600,996
454,631	Hudson Pacific Properties, Inc.	12,616,010
1,039,635	Invitation Homes, Inc.	41,772,534
182,900	Life Storage, Inc.	25,684,647
382,200	National Retail Properties, Inc.	17,176,068
626,000	Park Hotels & Resorts, Inc.	12,225,780
515,041	Pebblebrook Hotel Trust	12,608,204
696,892	Piedmont Office Realty Trust, Inc., Class A	12,000,480
415,385	Prologis, Inc. (b)	67,076,370
478,900	Realty Income Corp.	33,187,770
251,712	Regency Centers Corp.	17,957,134
581,300	Retail Opportunity Investments Corp.	11,271,407
505,000	Rexford Industrial Realty, Inc.	37,667,950
487,937	Simon Property Group, Inc. (b)	64,192,992
585,007	Spirit Realty Capital, Inc.	26,922,022
229,908	Sun Communities, Inc.	40,300,573
1,408,200	Sunstone Hotel Investors, Inc. (a)	16,588,596
256,962	Welltower, Inc.	24,704,327

See previously submitted notes to financial statements for the annual period ended December 31, 2021.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2022

Shares		Market value
	United States (continued)

369,300	Weyerhaeuser Co. (b)	$13,996,470

		897,397,584

	Total Common Stock
	(cost $1,270,615,883)	1,412,813,691

	Preferred Stock - 7.0%

	United States - 7.0%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	6,112,989
301,100	Digital Realty Trust, Inc., Series L, 5.200%	7,497,390
282,200	Federal Realty Investment Trust, Series C, 5.000%	7,128,372
405,900	National Storage Affiliates Trust, Series A, 6.000%	10,334,214
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	9,289,441
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	13,098,986
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	6,474,487
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,609,452
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	7,056,353
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	6,389,150

	Total Preferred Stock
	(cost $75,082,081)	76,990,834

	Total Investments - 134.5%
	(cost $1,345,697,964)	1,489,804,525

	Liabilities in Excess of Other Assets - (34.5)%	(381,895,453)

	Net Assets - 100.0%	$1,107,909,072

Number of Contracts		Notional Amount	Market Value

	Written Call Options - (0.2)%

	United States - (0.2)%

(2,000)	Crown Castle International Corp.
	Expires 4/14/2022
	Strike Price $190.00	200,000	$(362,000)
(280)	Equinix, Inc.
	Expires 4/14/2022
	Strike Price $760.00	28,000	(274,960)
(330)	Essex Property Trust, Inc.
	Expires 4/14/2022
	Strike Price $360.00	33,000	(64,680)
(690)	Extra Space Storage, Inc.
	Expires 4/14/2022
	Strike Price $210.00	69,000	(231,840)
(2,500)	Prologis, Inc.
	Expires 4/14/2022
	Strike Price $160.00	250,000	(1,347,500)
(681)	Simon Property Group, Inc.
	Expires 4/14/2022
	Strike Price $155.00	68,100	(5,108)
(3,600)	Weyerhaeuser Co.
	Expires 4/14/2022
	Strike Price $41.00	360,000	(27,000)

	Total Written Call Options
	(Premiums Received $1,319,904)		$(2,313,088)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.
(b)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of March 31, 2022 is $146,245,836.

See previously submitted notes to financial statements for the annual period ended December 31, 2021.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2022

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2022.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$66,265,874	$–	$–	$66,265,874
Belgium	9,232,095	–	–	9,232,095
Canada	33,448,944	–	–	33,448,944
France	27,584,646	–	–	27,584,646
Germany	35,951,582	–	–	35,951,582
Hong Kong	70,732,402	–	–	70,732,402
Japan	119,415,669	–	–	119,415,669
Mexico	18,014,702	–	–	18,014,702
Singapore	49,171,667	–	–	49,171,667
Spain	9,016,447	–	–	9,016,447
Sweden	22,887,886	–	–	22,887,886
United Kingdom	53,694,193	–	–	53,694,193
United States	897,397,584	–	–	897,397,584

Total Common Stock	1,412,813,691	–	–	1,412,813,691

Preferred Stock
United States	76,990,834	–	–	76,990,834

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,489,804,525	$–	$–	$1,489,804,525

Liabilities

Other Financial Instruments
Written Call Options	$(2,280,980)	$(32,108)	$–	$(2,313,088)

Total Liabilities	$(2,280,980)	$(32,108)	$–	$(2,313,088)

See previously submitted notes to financial statements for the annual period ended December 31, 2021.